KEYSTONE XL - Schedule of Redeemable Non-controlling interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of year	$ 393	$ 0
Class A Interests issued	0	1,033
Net income/(loss) attributable to redeemable non-controlling interest	1	(10)	$ 0
Class A Interests repurchased	(394)	0
Class A Interests transferred to Current liabilities	0	(630)
Balance at end of year	$ 0	$ 393	$ 0